UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (13.0%)
Whirlpool Corp.	782,800	63,900
Nordstrom, Inc.	1,199,000	44,039
Sotheby's	1,134,978	43,243
*^ Mohawk Industries, Inc.	546,125	40,632
* Expedia, Inc.	960,451	30,369
Newell Rubbermaid, Inc.	1,157,926	29,967
Men's Wearhouse, Inc.	1,066,150	28,765
* Dollar Tree Stores, Inc.	1,079,490	27,980
Meredith Corp.	433,720	23,846
*^ Chipotle Mexican Grill, Inc.	161,600	23,767
* Liberty Media Corp.-Capital Series A	194,089	22,609
Brinker International, Inc.	1,065,600	20,843
Darden Restaurants Inc.	739,632	20,495
Cooper Tire & Rubber Co.	1,166,000	19,332
Sherwin-Williams Co.	278,957	16,191
Wyndham Worldwide Corp.	675,300	15,910
Idearc Inc.	839,973	14,750
* Jack in the Box Inc.	531,000	13,684
* Aeropostale, Inc.	504,650	13,373
Abercrombie & Fitch Co.	154,454	12,352
* ITT Educational Services, Inc.	130,500	11,128
Phillips-Van Heusen Corp.	298,900	11,017
Eastman Kodak Co.	485,700	10,622
* AutoZone Inc.	81,400	9,761
*^ NutriSystem, Inc.	355,576	9,593
Wendy's International, Inc.	356,600	9,215
Autoliv, Inc.	168,914	8,903
* Aftermarket Technology Corp.	326,100	8,889
Belo Corp. Class A	500,200	8,723
Bob Evans Farms, Inc.	301,417	8,117
^ New York Times Co. Class A	461,900	8,097
Brown Shoe Co., Inc.	488,000	7,403
Sinclair Broadcast Group, Inc.	887,816	7,289
* Marvel Entertainment, Inc.	265,800	7,100
American Eagle Outfitters, Inc.	329,900	6,852
Hasbro, Inc.	255,600	6,538
Regal Entertainment Group Class A	359,947	6,504
* DreamWorks Animation SKG, Inc.	238,000	6,079
Modine Manufacturing Co.	347,200	5,732
* Lear Corp.	205,700	5,690
Family Dollar Stores, Inc.	294,500	5,663
Stewart Enterprises, Inc. Class A	633,158	5,635
Washington Post Co. Class B	6,804	5,385
Sonic Automotive, Inc.	254,800	4,933
* Vail Resorts Inc.	90,000	4,843
* Entravision Communications Corp.	611,373	4,787
* NVR, Inc.	9,000	4,716
FTD Group, Inc.	366,000	4,714
Jackson Hewitt Tax Service Inc.	147,400	4,680
* Hanesbrands Inc.	165,000	4,483
* Big Lots Inc.	280,000	4,477
* A.C. Moore Arts & Crafts, Inc.	314,800	4,328
Cato Corp. Class A	254,550	3,986
* The Gymboree Corp.	128,400	3,911
* Scholastic Corp.	110,000	3,838
* Helen of Troy Ltd.	214,300	3,673
Liz Claiborne, Inc.	180,000	3,663
CSS Industries, Inc.	91,200	3,347
Interactive Data Corp.	96,534	3,187
Dover Downs Gaming & Entertainment, Inc.	276,250	3,108
World Wrestling Entertainment, Inc.	209,087	3,086
Domino's Pizza, Inc.	221,400	2,929
^ Polaris Industries, Inc.	60,500	2,890
*^ Jos. A. Bank Clothiers, Inc.	99,800	2,839
Journal Communications, Inc.	312,800	2,796
* Denny's Corp.	684,002	2,565
Genuine Parts Co.	54,900	2,542
* Collective Brands, Inc.	144,900	2,520
E.W. Scripps Co. Class A	55,600	2,503
UniFirst Corp.	65,103	2,474
Asbury Automotive Group, Inc.	163,800	2,465
Ross Stores, Inc.	96,249	2,461
American Axle & Manufacturing Holdings, Inc.	113,300	2,110
* The Warnaco Group, Inc.	59,100	2,057
Lee Enterprises, Inc.	140,000	2,051
Group 1 Automotive, Inc.	85,400	2,028
^ Tempur-Pedic International Inc.	77,800	2,020
* The Dress Barn, Inc.	151,880	1,900
International Speedway Corp.	45,200	1,861
Monaco Coach Corp.	208,400	1,851
Movado Group, Inc.	70,400	1,780
American Greetings Corp. Class A	86,300	1,752
Cinemark Holdings Inc.	100,000	1,700
Service Corp. International	119,907	1,685
* Red Robin Gourmet Burgers, Inc.	50,000	1,600
* Papa John's International, Inc.	69,021	1,567
^ Sealy Corp.	132,900	1,487
Ethan Allen Interiors, Inc.	50,100	1,428
CBRL Group, Inc.	41,300	1,338
* Harris Interactive Inc.	278,396	1,186
Westwood One, Inc.	561,602	1,118
Columbia Sportswear Co.	25,100	1,107
* JAKKS Pacific, Inc.	45,100	1,065
Blyth, Inc.	43,000	943
Ruby Tuesday, Inc.	94,300	919
* AFC Enterprises, Inc.	50,000	566
* Town Sports International Holdings, Inc.	56,800	543
Regis Corp.	16,600	464
* Valassis Communications, Inc.	37,700	441
OfficeMax, Inc.	13,500	279

		847,572

Consumer Staples (4.1%)
Molson Coors Brewing Co. Class B	762,500	39,360
The Pepsi Bottling Group, Inc.	996,500	39,322
Carolina Group	335,521	28,620
* NBTY, Inc.	768,183	21,048
The Estee Lauder Cos. Inc. Class A	465,600	20,305
Nash-Finch Co.	499,595	17,626
The Kroger Co.	526,500	14,063
Corn Products International, Inc.	307,300	11,293
* Winn-Dixie Stores, Inc.	626,511	10,569
Coca-Cola Enterprises, Inc.	401,985	10,464
Universal Corp. (VA)	127,836	6,548
Longs Drug Stores, Inc.	131,910	6,200
Bunge Ltd.	50,700	5,902
*^ USANA Health Sciences, Inc.	136,600	5,065
J.M. Smucker Co.	97,700	5,026
Sanderson Farms, Inc.	134,674	4,549
PepsiAmericas, Inc.	122,905	4,095
Alberto-Culver Co.	148,900	3,654
* Elizabeth Arden, Inc.	170,300	3,466
Del Monte Foods Co.	322,762	3,053
Herbalife Ltd.	69,700	2,808
* Darling International, Inc.	217,000	2,509
* Alliance One International, Inc.	574,500	2,338
Flowers Foods, Inc.	73,005	1,709
^ Mannatech, Inc.	86,684	548
National Beverage Corp.	18,700	150

		270,290

Energy (9.2%)
Sunoco, Inc.	973,000	70,484
Helmerich & Payne, Inc.	1,544,042	61,870
ENSCO International, Inc.	822,509	49,038
Tidewater Inc.	766,500	42,050
Frontier Oil Corp.	857,300	34,789
* Cameron International Corp.	719,600	34,634
* Nabors Industries, Inc.	1,241,762	34,012
* Bristow Group, Inc.	555,400	31,463
* National Oilwell Varco Inc.	400,500	29,421
Noble Corp.	496,022	28,030
* Swift Energy Co.	614,100	27,088
Patterson-UTI Energy, Inc.	1,359,269	26,533
Noble Energy, Inc.	295,800	23,522
* Atwood Oceanics, Inc.	189,600	19,006
* Grey Wolf, Inc.	2,442,719	13,020
* Bois d'Arc Energy, Inc.	648,000	12,863
* Comstock Resources, Inc.	299,096	10,169
* Helix Energy Solutions Group, Inc.	217,900	9,043
* Superior Energy Services, Inc.	170,447	5,867
* Parker Drilling Co.	724,200	5,468
Overseas Shipholding Group Inc.	58,300	4,339
St. Mary Land & Exploration Co.	108,700	4,197
* SEACOR Holdings Inc.	42,500	3,941
* Global Industries Ltd.	162,287	3,476
* W-H Energy Services, Inc.	50,200	2,822
* Oil States International, Inc.	81,007	2,764
* Stone Energy Corp.	46,100	2,163
* USEC Inc.	186,000	1,674
* Gulfmark Offshore, Inc.	31,700	1,483
* Rosetta Resources, Inc.	64,900	1,287
Western Refining, Inc.	53,100	1,286
General Maritime Corp.	51,300	1,254
* Mariner Energy Inc.	50,700	1,160
* PetroQuest Energy, Inc.	25,200	360

		600,576

Financials (17.5%)
Safeco Corp.	1,085,302	60,430
Ameriprise Financial, Inc.	913,721	50,355
Synovus Financial Corp.	2,082,550	50,148
PartnerRe Ltd.	561,400	46,332
Bank of Hawaii Corp.	747,175	38,211
Leucadia National Corp.	790,990	37,256
^ The First Marblehead Corp.	1,777,600	27,197
Endurance Specialty Holdings Ltd.	621,300	25,927
* Arch Capital Group Ltd.	361,200	25,410
Boston Properties, Inc. REIT	248,100	22,778
Host Hotels & Resorts Inc. REIT	1,225,200	20,877
W.R. Berkley Corp.	680,735	20,293
Commerce Bancshares, Inc.	368,030	16,510
AMB Property Corp. REIT	279,400	16,082
Torchmark Corp.	260,955	15,796
Everest Re Group, Ltd.	157,300	15,793
*^ First Federal Financial Corp.	440,400	15,775
Raymond James Financial, Inc.	475,950	15,545
SL Green Realty Corp. REIT	165,226	15,442
Federal Realty Investment Trust REIT	187,500	15,403
Zenith National Insurance Corp.	340,509	15,231
Sterling Bancshares, Inc.	1,321,300	14,746
Janus Capital Group Inc.	445,700	14,641
The Macerich Co. REIT	203,700	14,475
Colonial BancGroup, Inc.	1,055,500	14,291
^ Corus Bankshares Inc.	1,308,728	13,964
American Capital Strategies, Ltd.	401,600	13,237
FirstMerit Corp.	646,801	12,942
^ Downey Financial Corp.	408,900	12,721
Platinum Underwriters Holdings, Ltd.	344,200	12,240
Apartment Investment & Management Co. Class A REIT	350,500	12,173
Ventas, Inc. REIT	267,900	12,122
Taubman Co. REIT	242,100	11,909
Aspen Insurance Holdings Ltd.	401,400	11,576
Forest City Enterprise Class A	251,800	11,190
* Nasdaq Stock Market Inc.	226,000	11,185
Camden Property Trust REIT	228,100	10,983
^ Popular, Inc.	1,025,400	10,869
Trustmark Corp.	400,200	10,149
* Philadelphia Consolidated Holding Corp.	254,424	10,012
Nationwide Health Properties, Inc. REIT	313,400	9,841
Digital Realty Trust, Inc. REIT	245,149	9,406
Tanger Factory Outlet Centers, Inc. REIT	240,200	9,058
Axis Capital Holdings Ltd.	232,380	9,056
Highwood Properties, Inc. REIT	308,100	9,052
Jones Lang LaSalle Inc.	126,700	9,016
* CB Richard Ellis Group, Inc.	418,200	9,012
Eaton Vance Corp.	196,000	8,900
^ First Commonwealth Financial Corp.	816,800	8,699
Healthcare Realty Trust Inc. REIT	333,200	8,460
Kimco Realty Corp. REIT	223,273	8,127
Equity Lifestyle Properties, Inc. REIT	175,900	8,033
Pennsylvania REIT	267,300	7,933
^ F.N.B. Corp.	536,100	7,881
Parkway Properties Inc. REIT	201,300	7,444
Mack-Cali Realty Corp. REIT	212,700	7,232
^ Maguire Properties, Inc. REIT	243,700	7,182
American Campus Communities, Inc. REIT	260,400	6,992
Avalonbay Communities, Inc. REIT	72,500	6,825
Colonial Properties Trust REIT	300,660	6,804
Rayonier Inc. REIT	142,050	6,710
^ JER Investors Trust Inc. REIT	620,900	6,687
Odyssey Re Holdings Corp.	181,700	6,670
iStar Financial Inc. REIT	236,800	6,169
*^ Affiliated Managers Group, Inc.	52,000	6,108
MCG Capital Corp.	504,308	5,845
FelCor Lodging Trust, Inc. REIT	364,700	5,686
Plum Creek Timber Co. Inc. REIT	117,500	5,410
* EZCORP, Inc.	457,949	5,170
City Holding Co.	139,855	4,733
HCP, Inc. REIT	123,500	4,295
RenaissanceRe Holdings Ltd.	70,700	4,259
Federated Investors, Inc.	98,998	4,075
Webster Financial Corp.	125,700	4,019
Wilmington Trust Corp.	107,100	3,770
Douglas Emmett, Inc. REIT	164,400	3,717
Glimcher Realty Trust REIT	257,200	3,675
Advanta Corp. Class B	442,395	3,570
* Ocwen Financial Corp.	619,700	3,433
WesBanco, Inc.	166,214	3,424
WSFS Financial Corp.	67,250	3,376
Annaly Mortgage Management Inc. REIT	174,300	3,169
Gamco Investors Inc. Class A	45,666	3,162
NBT Bancorp, Inc.	138,152	3,153
CapitalSource Inc. REIT	171,400	3,015
Old National Bancorp	194,500	2,910
Potlatch Corp. REIT	65,400	2,906
^ W Holding Co., Inc.	2,395,500	2,899
BancFirst Corp.	60,622	2,598
Cash America International Inc.	80,100	2,587
* Virginia Commerce Bancorp, Inc.	211,400	2,480
Senior Housing Properties Trust REIT	106,100	2,406
First Financial Holdings, Inc.	79,753	2,187
* Interactive Brokers Group, Inc.	66,000	2,133
Developers Diversified Realty Corp. REIT	54,600	2,091
^ Thornburg Mortgage, Inc. REIT	214,300	1,980
Assured Guaranty Ltd.	72,900	1,935
LaSalle Hotel Properties REIT	59,600	1,901
* Franklin Bank Corp.	433,100	1,867
Nara Bancorp, Inc.	157,105	1,833
ViewPoint Financial Group	96,600	1,597
Washington Trust Bancorp, Inc.	61,606	1,554
Great Southern Bancorp, Inc.	61,605	1,353
^ Heartland Financial USA, Inc.	65,000	1,207
Simmons First National Corp.	41,942	1,111
Republic Bancorp, Inc. Class A	66,900	1,106
Regency Centers Corp. REIT	16,400	1,058
Post Properties, Inc. REIT	27,800	976
City Bank Lynnwood (WA)	42,509	953
First Place Financial Corp.	67,500	944
United Bankshares, Inc.	30,981	868
Associated Banc-Corp.	31,300	848
* Knight Capital Group, Inc. Class A	54,653	787
First Merchants Corp.	35,686	779
MFA Mortgage Investments, Inc. REIT	71,500	661
GMH Communities Trust REIT	101,500	560
SWS Group, Inc.	42,500	538
Omega Healthcare Investors, Inc. REIT	33,500	538
Acadia Realty Trust REIT	20,100	515
Peoples Bancorp, Inc.	19,800	493
Inland Real Estate Corp. REIT	30,700	435
First Financial Corp. (IN)	14,800	419
Integra Bank Corp.	25,674	362
Taylor Capital Group, Inc.	13,900	284
United Community Financial Corp.	44,500	246
Sun Communities, Inc. REIT	7,500	158
* United America Indemnity, Ltd.	6,900	137
Education Realty Trust, Inc. REIT	12,200	137
Reinsurance Group of America, Inc.	2,000	105
First Midwest Bancorp, Inc.	3,100	95
First Financial Bancorp	7,500	86
Hospitality Properties Trust REIT	2,500	81
Max Re Capital Ltd.	1,500	42
East West Bancorp, Inc.	1,100	27
Kite Realty Group Trust REIT	1,400	21

		1,136,263

Health Care (11.1%)
* Humana Inc.	974,600	73,397
* Laboratory Corp. of America Holdings	918,264	69,356
AmerisourceBergen Corp.	1,506,757	67,608
Perrigo Co.	1,659,103	58,085
* Lincare Holdings, Inc.	1,139,396	40,061
* Pediatrix Medical Group, Inc.	522,300	35,595
*^ Sciele Pharma, Inc.	1,338,208	27,366
* Express Scripts Inc.	361,900	26,419
* Alexion Pharmaceuticals, Inc.	332,200	24,925
* PAREXEL International Corp.	509,450	24,606
* Haemonetics Corp.	315,011	19,852
* Apria Healthcare Group Inc.	913,652	19,707
* King Pharmaceuticals, Inc.	1,912,600	19,585
* MedCath Corp.	638,920	15,692
* Invitrogen Corp.	161,500	15,086
* Onyx Pharmaceuticals, Inc.	252,500	14,044
* Cynosure Inc.	453,900	12,010
* Health Net Inc.	238,300	11,510
* Cubist Pharmaceuticals, Inc.	494,700	10,146
Health Management Associates Class A	1,635,705	9,782
Chemed Corp.	167,200	9,343
* LifePoint Hospitals, Inc.	280,100	8,330
* Charles River Laboratories, Inc.	111,400	7,330
* Techne Corp.	108,521	7,168
Medicis Pharmaceutical Corp.	242,300	6,293
* Xenoport Inc.	99,940	5,585
* MGI Pharma, Inc.	131,200	5,318
* Par Pharmaceutical Cos. Inc.	208,656	5,008
* Kinetic Concepts, Inc.	92,500	4,954
* OSI Pharmaceuticals, Inc.	101,800	4,938
* Watson Pharmaceuticals, Inc.	171,300	4,649
^ Mentor Corp.	115,700	4,524
* Myriad Genetics, Inc.	91,100	4,229
* Align Technology, Inc.	243,300	4,058
* Warner Chilcott Ltd.	227,600	4,035
* Bruker BioSciences Corp.	266,129	3,540
* AMERIGROUP Corp.	91,400	3,332
* Bio-Rad Laboratories, Inc. Class A	27,500	2,850
Cambrex Corp.	338,200	2,834
* Affymetrix, Inc.	113,100	2,617
* Immucor Inc.	76,700	2,607
West Pharmaceutical Services, Inc.	57,200	2,322
* GTx, Inc.	160,659	2,305
* K-V Pharmaceutical Co. Class A	78,100	2,229
* BioMarin Pharmaceutical Inc.	55,600	1,968
* Valeant Pharmaceuticals International	146,900	1,758
* WellCare Health Plans Inc.	39,200	1,662
* Martek Biosciences Corp.	52,900	1,565
* Albany Molecular Research, Inc.	100,590	1,446
* Omrix Biopharmaceuticals, Inc.	35,521	1,234
STERIS Corp.	34,800	1,004
* Gentiva Health Services, Inc.	48,600	925
* eResearch Technology, Inc.	66,400	785
* Endo Pharmaceuticals Holdings, Inc.	24,800	661
*^ Salix Pharmaceuticals, Ltd.	77,800	613
* Greatbatch, Inc.	29,478	589
* ViroPharma Inc.	40,500	322
* AMN Healthcare Services, Inc.	13,900	239
* AmSurg Corp.	7,020	190
* CONMED Corp.	7,000	162
* Emergent BioSolutions Inc.	16,600	84
* Amedisys Inc.	1,500	73
* DaVita, Inc.	500	28

		720,538

Industrials (16.0%)
Parker Hannifin Corp.	982,541	73,995
Cooper Industries, Inc. Class A	1,270,700	67,195
The Manitowoc Co., Inc.	1,311,880	64,059
Cummins Inc.	490,491	62,474
Manpower Inc.	998,575	56,819
Trinity Industries, Inc.	1,522,220	42,257
* Allied Waste Industries, Inc.	3,516,088	38,747
R.R. Donnelley & Sons Co.	1,015,220	38,314
* Hertz Global Holdings Inc.	2,244,609	35,667
* Terex Corp.	482,697	31,650
* McDermott International, Inc.	516,300	30,477
Hubbell Inc. Class B	540,500	27,890
Steelcase Inc.	1,464,962	23,249
* Perini Corp.	489,300	20,267
A.O. Smith Corp.	578,000	20,259
* URS Corp.	363,200	19,733
* AMR Corp.	1,364,351	19,142
* Gardner Denver Inc.	569,660	18,799
Cubic Corp.	460,132	18,037
* United Stationers, Inc.	345,230	15,953
* EMCOR Group, Inc.	638,800	15,095
* AGCO Corp.	221,300	15,044
* Columbus McKinnon Corp.	447,800	14,607
GATX Corp.	381,120	13,979
Lennox International Inc.	328,300	13,598
Walter Industries, Inc.	319,200	11,469
* Ceradyne, Inc.	240,100	11,268
Herman Miller, Inc.	315,241	10,211
SPX Corp.	98,800	10,162
* Armstrong Worldwide Industries, Inc.	234,314	9,398
Kennametal, Inc.	235,200	8,905
L-3 Communications Holdings, Inc.	82,200	8,708
Con-way, Inc.	207,543	8,621
* General Cable Corp.	112,500	8,244
Acuity Brands, Inc.	182,600	8,217
Robbins & Myers, Inc.	97,700	7,389
* TrueBlue, Inc.	485,700	7,033
Alexander & Baldwin, Inc.	134,200	6,933
* Kansas City Southern	200,000	6,866
* UAL Corp.	188,929	6,737
Bowne & Co., Inc.	329,500	5,799
* TransDigm Group, Inc.	120,900	5,461
Apogee Enterprises, Inc.	299,390	5,123
CDI Corp.	199,100	4,830
* Corrections Corp. of America	159,900	4,719
* Spherion Corp.	625,100	4,551
Werner Enterprises, Inc.	258,900	4,409
Republic Services, Inc. Class A	135,963	4,262
W.W. Grainger, Inc.	46,400	4,061
* Genlyte Group, Inc.	41,916	3,990
* US Airways Group Inc.	270,800	3,983
* Continental Airlines, Inc. Class B	172,500	3,838
Cascade Corp.	79,900	3,712
* Consolidated Graphics, Inc.	77,400	3,701
Barnes Group, Inc.	109,300	3,650
Triumph Group, Inc.	44,025	3,625
The Toro Co.	66,000	3,593
Quintana Maritime Ltd.	138,200	3,176
* GrafTech International Ltd.	171,900	3,051
* Republic Airways Holdings Inc.	139,800	2,739
Eagle Bulk Shipping Inc.	100,000	2,655
Crane Co.	61,500	2,638
* Avis Budget Group, Inc.	200,000	2,600
* United Rentals, Inc.	131,900	2,422
* TBS International Ltd.	69,700	2,304
Deluxe Corp.	65,600	2,158
* Amerco, Inc.	30,000	1,970
* Rush Enterprises, Inc. Class A	98,850	1,797
Pacer International, Inc.	113,600	1,659
TAL International Group, Inc.	65,400	1,489
Rockwell Automation, Inc.	17,100	1,179
* EnPro Industries, Inc.	37,200	1,140
Kelly Services, Inc. Class A	58,946	1,100
McGrath RentCorp	39,313	1,012
* Genesee & Wyoming Inc. Class A	41,749	1,009
* Alliant Techsystems, Inc.	4,447	506
* DynCorp International Inc. Class A	17,300	465
* Goodman Global, Inc.	15,070	370
Belden Inc.	6,100	271
Wabtec Corp.	6,700	231
ITT Industries, Inc.	2,015	133
* H&E Equipment Services, Inc.	3,607	68
* Old Dominion Freight Line, Inc.	1,700	39
* Kforce Inc.	3,700	36

		1,038,991

Information Technology (15.4%)
* Computer Sciences Corp.	1,321,800	65,389
* Avnet, Inc.	1,702,700	59,543
* Novellus Systems, Inc.	1,948,500	53,720
* Fiserv, Inc.	844,783	46,877
* ON Semiconductor Corp.	4,495,400	39,919
* CommScope, Inc.	646,400	31,809
* SAVVIS, Inc.	1,107,079	30,899
* Anixter International Inc.	496,000	30,886
* RF Micro Devices, Inc.	4,609,726	26,322
* Dolby Laboratories Inc.	525,400	26,123
* Zoran Corp.	1,079,150	24,292
* Amkor Technology, Inc.	2,756,051	23,509
Seagate Technology	911,500	23,243
* Plexus Corp.	835,800	21,948
* Sybase, Inc.	830,185	21,660
* Informatica Corp.	1,081,656	19,491
* Arris Group Inc.	1,901,423	18,976
* BMC Software, Inc.	488,536	17,411
* Flextronics International Ltd.	1,407,900	16,979
* Activision, Inc.	540,397	16,050
* Equinix, Inc.	151,300	15,292
* j2 Global Communications, Inc.	635,467	13,453
Technitrol, Inc.	470,500	13,447
* CSG Systems International, Inc.	903,778	13,304
* LAM Research Corp.	304,898	13,181
* Cadence Design Systems, Inc.	743,400	12,645
National Semiconductor Corp.	512,700	11,608
* Western Digital Corp.	369,200	11,154
Xilinx, Inc.	505,800	11,062
* Interwoven Inc.	768,566	10,929
* Synopsys, Inc.	417,570	10,828
* Vishay Intertechnology, Inc.	945,400	10,787
* JDA Software Group, Inc.	437,800	8,957
* DST Systems, Inc.	105,800	8,734
* ManTech International Corp.	199,200	8,729
* Rofin-Sinar Technologies Inc.	174,204	8,381
* Novell, Inc.	1,150,600	7,905
* Sykes Enterprises, Inc.	433,500	7,803
* NVIDIA Corp.	212,250	7,221
*^ WebMD Health Corp. Class A	170,551	7,005
KLA-Tencor Corp.	144,700	6,969
* Compuware Corp.	779,759	6,924
Fair Isaac, Inc.	213,900	6,877
* Mentor Graphics Corp.	633,487	6,829
* Teradyne, Inc.	655,400	6,777
* Vignette Corp.	462,407	6,756
* Fairchild Semiconductor International, Inc.	456,900	6,593
* Progress Software Corp.	193,524	6,518
* Alliance Data Systems Corp.	82,800	6,209
Broadridge Financial Solutions LLC	274,700	6,162
* Lexmark International, Inc.	167,500	5,839
* Arrow Electronics, Inc.	148,004	5,814
* ADC Telecommunications, Inc.	336,300	5,229
* Smart Modular Technologies Inc.	468,600	4,770
* Parametric Technology Corp.	263,298	4,700
* Synchronoss Technologies, Inc.	119,600	4,239
* Integrated Device Technology Inc.	335,900	3,799
* Lawson Software, Inc.	367,000	3,758
* Tech Data Corp.	97,200	3,666
United Online, Inc.	307,968	3,640
* Mattson Technology, Inc.	417,220	3,571
Jack Henry & Associates Inc.	142,200	3,461
* SAIC, Inc.	169,300	3,406
* SRA International, Inc.	100,000	2,945
* MKS Instruments, Inc.	152,250	2,914
CTS Corp.	280,700	2,787
* Cymer, Inc.	63,600	2,476
* Macrovision Corp.	132,400	2,427
* Checkpoint Systems, Inc.	87,800	2,281
Total System Services, Inc.	81,300	2,276
* CACI International, Inc.	46,884	2,099
Plantronics, Inc.	79,300	2,062
* Ciber, Inc.	299,000	1,827
* MicroStrategy Inc.	19,086	1,815
Syntel, Inc.	37,332	1,438
* Hutchinson Technology, Inc.	54,300	1,429
* Coherent, Inc.	55,398	1,390
MAXIMUS, Inc.	35,649	1,376
*^ LoopNet, Inc.	95,800	1,346
Methode Electronics, Inc. Class A	79,900	1,314
MasterCard, Inc. Class A	5,900	1,270
* SPSS, Inc.	34,400	1,235
* Metavante Technologies	51,100	1,192
* Dycom Industries, Inc.	42,200	1,125
* Taleo Corp. Class A	33,064	985
* S1 Corp.	132,816	970
* Riverbed Technology, Inc.	35,100	939
* Asyst Technologies, Inc.	273,291	891
* Magma Design Automation, Inc.	65,038	794
* EPIQ Systems, Inc.	45,541	793
* Skyworks Solutions, Inc.	92,100	783
Agilysys, Inc.	46,800	708
TNS Inc.	38,400	682
* Kulicke & Soffa Industries, Inc.	90,907	624
infoUSA Inc.	61,837	552
* Chordiant Software, Inc.	62,819	537
* MPS Group, Inc.	42,704	467
* Manhattan Associates, Inc.	16,100	424
* Verigy Ltd.	15,600	424
* Credence Systems Corp.	155,800	377
* Ansoft Corp.	8,847	229
* Comtech Telecommunications Corp.	3,400	184
* Emulex Corp.	7,500	122
* MICROS Systems, Inc.	1,000	70
* AMIS Holdings Inc.	5,600	56
* KEMET Corp.	6,900	46
MoneyGram International, Inc.	2,100	32

		1,000,690

Materials (6.1%)
United States Steel Corp.	587,700	71,059
Celanese Corp. Series A	1,464,200	61,965
Ball Corp.	887,100	39,920
* AK Steel Holding Corp.	826,835	38,233
Steel Dynamics, Inc.	624,064	37,175
Eastman Chemical Co.	358,560	21,904
Greif Inc. Class A	325,000	21,245
* OM Group, Inc.	328,700	18,913
* Owens-Illinois, Inc.	348,500	17,251
RPM International, Inc.	615,500	12,495
* Terra Industries, Inc.	254,000	12,131
*^ Headwaters Inc.	797,122	9,358
CF Industries Holdings, Inc.	84,100	9,256
Lubrizol Corp.	116,900	6,331
* Pactiv Corp.	208,264	5,546
Cytec Industries, Inc.	76,800	4,729
Schnitzer Steel Industries, Inc. Class A	36,900	2,551
Kaiser Aluminum Corp.	24,300	1,931
Rock-Tenn Co.	60,800	1,545
Spartech Corp.	42,700	602

		394,140

Telecommunication Services (2.1%)
Embarq Corp.	1,012,423	50,145
Telephone & Data Systems, Inc.	392,648	24,580
* Cincinnati Bell Inc.	4,010,600	19,050
* Syniverse Holdings Inc.	827,900	12,899
USA Mobility, Inc.	529,565	7,573
CenturyTel, Inc.	164,600	6,824
NTELOS Holdings Corp.	206,500	6,131
* Qwest Communications International Inc.	461,000	3,232
Alaska Communications Systems Holdings, Inc.	184,946	2,774
* U.S. Cellular Corp.	21,105	1,775

		134,983

Utilities (5.5%)
* Mirant Corp.	1,825,700	71,166
Xcel Energy, Inc.	2,749,245	62,050
* NRG Energy, Inc.	1,222,900	53,000
Energen Corp.	617,472	39,660
Alliant Energy Corp.	807,856	32,872
CenterPoint Energy Inc.	1,452,449	24,880
SCANA Corp.	512,878	21,618
Westar Energy, Inc.	574,800	14,910
WGL Holdings Inc.	380,700	12,472
Atmos Energy Corp.	225,411	6,321
Portland General Electric Co.	183,900	5,109
Southern Union Co.	169,600	4,979
Pepco Holdings, Inc.	141,000	4,136
The Laclede Group, Inc.	113,600	3,890
Nicor Inc.	75,000	3,176

		360,239

Total Common Stocks
(Cost $6,280,134)		6,504,282

Temporary Cash Investments (2.0%)

Money Market Fund (2.0%)
1 Vanguard Market Liquidity Fund, 4.664%	131,628,577	131,629
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal Home Loan Bank
3 4.548%, 2/1/08	3,000	2,988

Total Temporary Cash Investments
(Cost $134,617)		134,617

Total Investments (102.0%)
(Cost $6,414,751)		6,638,899

Other Assets and Liabilities-Net (-2.0%)		(131,963)

Net Assets (100%)		6,506,936

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $2,988,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $6,414,751,000. Net unrealized appreciation of investment securities for tax purposes was $224,148,000, consisting of unrealized gains of $848,189,000 on securities that had risen in value since their purchase and $624,041,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 1.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	122	9,011	(119)
S&P 500 Index	12	4,432	(45)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Opportunity Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (96.2%)

Consumer Discretionary (11.3%)
* DIRECTV Group, Inc.	8,222,335	190,100
TJX Cos., Inc.	5,417,400	155,642
Nordstrom, Inc.	2,720,000	99,906
* Bed Bath & Beyond, Inc.	3,278,400	96,352
Whirlpool Corp.	1,120,000	91,426
*^ CarMax, Inc.	4,194,600	82,843
Men's Wearhouse, Inc.	2,367,100	63,864
*1 The Dress Barn, Inc.	4,970,000	62,175
Best Buy Co., Inc.	952,500	50,149
* Quiksilver, Inc.	5,828,500	50,009
Lowe's Cos., Inc.	1,411,400	31,926
* O'Reilly Automotive, Inc.	630,000	20,431
* 99 Cents Only Stores	2,400,000	19,104
* Chico's FAS, Inc.	2,075,000	18,737
Abercrombie & Fitch Co.	200,000	15,994
Gentex Corp.	900,000	15,993
* Expedia, Inc.	300,000	9,486
1 Strattec Security Corp.	220,000	9,115
* DreamWorks Animation SKG, Inc.	282,000	7,202
* Amazon.com, Inc.	35,200	3,261
E.W. Scripps Co. Class A	30,000	1,350

		1,095,065

Consumer Staples (0.1%)
* Cott Corp.	1,870,000	12,454

Energy (7.9%)
Murphy Oil Corp.	2,600,000	220,584
ConocoPhillips Co.	1,750,000	154,525
Arch Coal, Inc.	2,511,000	112,819
Noble Energy, Inc.	1,200,000	95,424
* Plains Exploration & Production Co.	1,424,400	76,918
* National Oilwell Varco Inc.	805,000	59,135
* Exterran Holdings, Inc.	443,750	36,299
* Pride International, Inc.	242,000	8,204

		763,908

Financials (0.6%)
The Chubb Corp.	390,000	21,286
Capital One Financial Corp.	351,000	16,588
TCF Financial Corp.	330,000	5,917
^ IndyMac Bancorp, Inc.	965,000	5,742
East West Bancorp, Inc.	230,000	5,573
^ MBIA, Inc.	247,500	4,611
* MF Global Ltd.	69,000	2,171
SLM Corp.	50,000	1,007
Nymex Holdings Inc.	300	40

		62,935

Health Care (18.7%)
* Biogen Idec Inc.	4,500,000	256,140
Applera Corp.-Applied Biosystems Group	7,073,400	239,930
Medtronic, Inc.	4,210,400	211,657
Novartis AG ADR	3,630,000	197,145
Eli Lilly & Co.	3,275,700	174,890
* BioMarin Pharmaceutical Inc.	4,670,500	165,336
Roche Holdings AG	725,000	125,328
* Amgen, Inc.	2,335,000	108,437
* Boston Scientific Corp.	7,283,700	84,709
* Millipore Corp.	1,011,500	74,022
* Affymetrix, Inc.	3,105,500	71,861
* Genentech, Inc.	942,000	63,180
* Sepracor Inc.	550,000	14,438
* Edwards Lifesciences Corp.	300,000	13,797
*^ Dendreon Corp.	1,525,000	9,485
*^ Pharmacyclics, Inc.	740,500	1,074
* Illumina, Inc.	5,000	296
* Waters Corp.	2,000	158

		1,811,883

Industrials (6.9%)
FedEx Corp.	2,810,900	250,648
*1 Thomas & Betts Corp.	3,311,000	162,371
* AMR Corp.	6,345,900	89,033
Pall Corp.	2,066,500	83,321
Avery Dennison Corp.	390,500	20,751
*^ JetBlue Airways Corp.	3,241,050	19,122
Union Pacific Corp.	125,000	15,703
Chicago Bridge & Iron Co. N.V.	225,000	13,599
Southwest Airlines Co.	566,800	6,915
Fluor Corp.	19,100	2,783
* Monster Worldwide Inc.	77,250	2,503
* UAL Corp.	46,450	1,656
* US Airways Group Inc.	86,700	1,275

		669,680

Information Technology (44.3%)
* Research In Motion Ltd.	5,093,870	577,645
* NVIDIA Corp.	12,658,350	430,637
ASML Holding N.V. (New York Shares)	9,346,133	292,441
Corning, Inc.	11,820,200	283,567
* Symantec Corp.	11,530,500	186,102
Microsoft Corp.	3,850,000	137,060
*1 FormFactor Inc.	4,015,500	132,913
* VeriSign, Inc.	3,260,000	122,609
* eBay Inc.	3,600,000	119,484
Altera Corp.	6,125,000	118,335
*^ Cree, Inc.	3,988,900	109,575
* Rambus Inc.	5,205,000	108,993
* Google Inc.	149,650	103,480
* NAVTEQ Corp.	1,365,000	103,194
Intersil Corp.	3,725,000	91,188
* Trimble Navigation Ltd.	2,900,000	87,696
* Brocade Communications Systems, Inc.	10,952,200	80,389
* Comverse Technology, Inc.	4,460,000	77,046
Motorola, Inc.	4,750,000	76,190
* Micron Technology, Inc.	10,350,000	75,038
* Autodesk, Inc.	1,505,000	74,889
*1 Emulex Corp.	4,569,400	74,573
* Citrix Systems, Inc.	1,750,000	66,517
Texas Instruments, Inc.	1,900,000	63,460
* Adobe Systems, Inc.	1,453,000	62,087
Hewlett-Packard Co.	1,200,000	60,576
* Avocent Corp.	2,484,500	57,914
*^ Avid Technology, Inc.	2,037,500	57,743
* THQ Inc.	1,946,200	54,863
* Yahoo! Inc.	2,192,100	50,988
* NeuStar, Inc. Class A	1,766,700	50,669
* Macrovision Corp.	2,055,000	37,668
* Nortel Networks Corp.	2,323,500	35,062
Plantronics, Inc.	1,150,000	29,900
* Cymer, Inc.	730,000	28,419
* EMC Corp.	1,375,000	25,479
* Ciena Corp.	607,142	20,710
*1 The Descartes Systems Group Inc.	4,645,000	19,509
* Entegris Inc.	2,019,231	17,426
* Intuit, Inc.	470,000	14,857
* Akamai Technologies, Inc.	423,900	14,667
* Coherent, Inc.	500,000	12,542
* SanDisk Corp.	284,000	9,420
Xilinx, Inc.	400,000	8,748
QUALCOMM Inc.	200,000	7,870
* FEI Co.	275,000	6,828
* McAfee Inc.	182,000	6,825
Intel Corp.	235,000	6,265
* Nuance Communications, Inc.	320,000	5,978
* Flextronics International Ltd.	490,000	5,909
Satyam Computer Services Ltd. ADR	12,500	334

		4,302,277

Materials (5.2%)
Monsanto Co.	4,270,386	476,959
Minerals Technologies, Inc.	480,900	32,196

		509,155

Telecommunication Services (1.0%)
Sprint Nextel Corp.	7,252,700	95,228

Utilities (0.2%)
* AES Corp.	812,900	17,388

Total Common Stocks
(Cost $6,102,492)		9,339,973

Temporary Cash Investment (4.8%)

2 Vanguard Market Liquidity Fund, 4.664%
(Cost $470,083)	470,082,569	470,083

Total Investments (101.0%)
(Cost $6,572,575)		9,810,056

Other Assets and Liabilities - Net (-1.0%)		(99,462)

Net Assets (100%)		9,710,594

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2007, the cost of investment securities for tax purposes was $6,572,575,000. Net unrealized appreciation of investment securities for tax purposes was $3,237,481,000, consisting of unrealized gains of $3,951,743,000 on securities that had risen in value since their purchase and $714,262,000 in unrealized losses on securities that had fallen in value since their purchase. purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

		Current Period Transactions
	Sept. 30, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	December 31, 2007 Market Value ($000)

Avid Technology, Inc.	55,176	-	-	-	n/a 1
The Descartes Systems Group Inc.	21,924	-	-	-	19,509
The Dress Barn, Inc.	83,655	820	-	-	62,175
Emulex Corp.	87,595	-	-	-	74,573
FormFactor Inc.	144,225	26,901	-	-	132,913
Minerals Technologies, Inc.	82,179	-	50,497	40	n/a 1
Rambus Inc.	99,468	-	-	-	n/a 1
Strattec Security Corp.	10,221	-	-	33	9,115
Thomas & Betts Corp.	194,163	-	6	-	162,371

	778,606			73	460,656

1. At December 31, 2007, the security was still held but the issuer was no longer an affiliated company of the fund.

Vanguard Global Equity Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (94.4%)

Australia (2.4%)
BHP Billiton Ltd.	1,891,068	66,108
QBE Insurance Group Ltd.	773,751	22,464
Qantas Airways Ltd.	4,552,110	21,629
^ Leighton Holdings Ltd.	404,268	21,391
Zinifex Ltd.	689,100	7,392
Commonwealth Bank of Australia	120,629	6,219
Santos Ltd.	437,179	5,372
Macquarie Infrastructure Group	1,911,245	5,055
Suncorp-Metway Ltd.	313,548	4,628
Australia & New Zealand Bank Group Ltd.	184,476	4,415
Caltex Australia Ltd.	174,022	2,939
Orica Ltd.	101,808	2,817
Coca-Cola Amatil Ltd.	264,722	2,189
Amcor Ltd.	309,187	1,866
^ Iluka Resources Ltd.	437,548	1,758
Incitec Pivot Ltd	14,571	1,488
Alumina Ltd.	204,000	1,129

		178,859

Austria (0.2%)
Voestalpine AG	183,476	13,127
* Oesterreichische Post AG	20,216	702
* BETandWIN.com Interactive Entertainment AG	8,970	348

		14,177

Belgium (0.8%)
KBC Bank & Verzekerings Holding	142,978	20,091
Fortis	753,732	19,699
Dexia	513,980	12,883
Delhaize Group	110,393	9,675
InBev	9,037	750

		63,098

Brazil (0.9%)
Petroleo Brasileiro SA Pfd.	485,100	24,091
Gerdau SA ADR	451,350	13,094
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	247,950	11,353
Uniao de Bancos Brasileiros SA GDR	79,500	11,101
Banco do Brasil SA	413,400	7,060
Itausa-Investimentos Itau SA	606,500	4,004

		70,703

Canada (2.8%)
Rogers Communications, Inc. Class B	735,800	33,314
* Bombardier Inc. Class B	4,268,200	25,600
Imperial Oil Ltd.	360,300	19,804
Sun Life Financial Services of Canada	297,000	16,651
Canadian Imperial Bank of Commerce	224,049	15,907
EnCana Corp.	220,900	15,005
Royal Bank of Canada	284,292	14,516
Teck Cominco Ltd. Class B	329,800	11,759
Toronto-Dominion Bank	112,800	7,889
ING Canada Inc.	179,663	7,163
Methanex Corp.	227,200	6,301
BCE Inc.	142,465	5,685
ACE Aviation Holdings, Inc.	174,100	4,967
ATCO, Ltd.	87,200	4,845
* Nortel Networks Corp.	298,833	4,509
Gerdau AmeriSteel Corp.	293,000	4,160
HudBay Minerals, Inc.	186,600	3,662
Bank of Nova Scotia, Halifax	50,700	2,565
Onex Corp.	66,800	2,352
*^ AbitibiBowater, Inc.	87,435	1,804
Biovail Corp.	44,800	602
* Fraser Papers Inc.	198,800	536
Petro-Canada	4,400	236
Rothmans Inc.	5,600	143
Bell Aliant Regional Communications Income Fund	630	19
* Fraser Papers, Inc. Rights Exp. 1/22/08	198,800	1

		209,995

China (0.3%)
China Petroleum & Chemical Corp.	11,332,000	16,799
Tsingtao Brewery Co., Ltd.	1,548,000	5,136
China Telecom Corp. Ltd.	5,688,000	4,457

		26,392

Denmark (0.3%)
* Vestas Wind Systems A/S	95,699	10,334
*^ William Demant A/S	65,300	5,998
* GN Store Nord A/S	482,258	3,778
Coloplast A/S B Shares	35,400	3,058
*^ Topdanmark A/S	3,925	561

		23,729

Finland (0.6%)
Stora Enso Oyj R Shares	1,173,300	17,485
Nokia Oyj	296,700	11,379
Metso Oyj	129,540	7,011
Sampo Oyj A Shares	242,900	6,400
TietoEnator Oyj B Shares	78,020	1,742
Wartsila Oyj B Shares	15,220	1,150
Outotec Oyj	10,235	554

		45,721

France (4.3%)
Societe Generale Class A	533,381	77,013
Vivendi SA	750,049	34,379
Renault SA	233,900	33,117
Sanofi-Aventis	327,880	29,964
France Telecom SA	677,761	24,271
BNP Paribas SA	189,824	20,561
Credit Agricole SA	465,839	15,689
Compagnie Generale des Etablissements Michelin SA	136,800	15,614
Air France	383,704	13,387
Total SA	129,800	10,729
Arkema	135,800	8,904
Lagardere S.C.A.	100,453	7,510
Carrefour SA	78,808	6,124
AXA	139,000	5,532
Thales SA	79,700	4,740
Alcatel-Lucent ADR	572,560	4,191
Neopost SA	31,053	3,193
SCOR SA	107,872	2,756
Legrand SA	68,670	2,340
Cie. de St. Gobain SA	18,960	1,784
* Atos Origin SA	26,400	1,362
SA des Ciments Vicat	9,770	906

		324,066

Germany (6.0%)
E.On AG	711,404	150,986
Volkswagen AG	168,943	38,769
BASF AG	248,000	36,715
Allianz AG	163,200	35,101
Deutsche Lufthansa AG	1,274,321	33,912
ThyssenKrupp AG	601,625	33,806
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	161,590	31,330
Man AG	170,252	28,212
Deutsche Bank AG	168,400	21,952
* TUI AG	375,339	10,466
DaimlerChrysler AG (Registered)	76,700	7,421
Fresenius Medical Care AG	122,700	6,578
Salzgitter AG	39,157	5,842
Bayerische Motoren Werke AG	61,480	3,808
Beiersdorf AG	49,025	3,793
Deutsche Boerse AG	17,012	3,352
Deutsche Post AG	82,200	2,818
Fresenius Medical Care AG ADR	29,244	1,543

		456,404

Greece (0.1%)
^ Diana Shipping Inc.	129,681	4,080
* Alapis Holding Industrial and Commercial SA	946,230	3,201
Navios Maritime Holdings, Inc.	108,437	1,328

		8,609

Hong Kong (2.8%)
Hong Kong Exchanges & Clearing Ltd.	2,799,000	78,467
Jardine Matheson Holdings Ltd.	965,102	26,646
New World Development Co., Ltd.	7,366,310	25,790
Jardine Strategic Holdings Ltd.	1,233,900	19,299
Henderson Land Development Co. Ltd.	995,000	9,241
China Netcom Group Corp. Hong Kong Ltd.	3,037,500	9,050
First Pacific Co. Ltd.	9,396,000	7,250
Television Broadcasts Ltd.	1,068,000	6,384
Hong Kong Aircraft & Engineering Co., Ltd.	226,000	6,100
Wheelock and Co. Ltd.	1,883,000	5,766
Hong Kong and Shanghai Hotels Ltd.	2,605,102	4,563
Esprit Holdings Ltd.	207,200	3,051
SmarTone Telecommunications Ltd.	2,611,790	2,444
Mandarin Oriental International Ltd.	764,690	1,786
Next Media Ltd.	4,192,000	1,481
Midland Holdings Ltd.	712,000	1,111
I-Cable Communications Ltd.	5,207,000	1,055
Silver Grant International Industries Ltd.	1,752,000	379
Asia Satellite Telecommunications Holdings Ltd.	148,500	293

		210,156

India (0.1%)
State Bank of India GDR	66,230	7,971
Canara Bank Ltd.	98,409	815
Tata Iron and Steel Co. Ltd.	22,033	517

		9,303

Indonesia (0.2%)
PT Semen Gresik Tbk	11,550,000	6,805
* PT Bank Indonesia Tbk	66,769,036	4,757
PT Indofood Sukses Makmur Tbk	10,823,000	2,912
PT Matahari Putra Prima Tbk	19,851,300	1,437
PT International Nickel Indonesia Tbk	136,000	1,374
PT Gudang Garam Tbk	1,149,900	1,027
* PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	13,353,807	427
PT Citra Marga Nusaphala Persada Tbk	774,000	179
* PT Mulia Industrindo Tbk	921,000	33
* Matahari Putra Prima Warrants Exp. 7/21/10	3,859,975	27

		18,978

Ireland (0.1%)
Independent News & Media PLC	1,063,718	3,690
DCC PLC	31,060	879
Fyffes PLC	512,200	707
Total Produce PLC	512,200	441

		5,717

Israel (0.5%)
Bank Hapoalim Ltd.	2,806,730	13,991
Bank Leumi Le-Israel	2,341,729	11,358
Partner Communications Co. Ltd.	367,010	8,132
Cellcom Israel Ltd.	37,970	1,206

		34,687

Italy (1.2%)
Fiat SpA	1,283,748	32,982
Eni SpA	645,000	23,501
Saipem SpA	256,000	10,206
Luxottica Group SpA ADR	179,800	5,662
Unicredito Italiano SpA	528,100	4,337
Fondiaria - Sai SpA	98,100	4,017
* Banco Popolare SpA	109,214	2,410
* Prysmian SpA	83,896	2,073
Seat Pagine Gialle SpA	4,714,910	1,854
Finmeccanica SpA	31,400	1,006
Fondiaria-Sai SpA RNC	18,000	505
* Natuzzi SpA-Sponsored ADR	50,700	238

		88,791

Japan (8.8%)
Nintendo Co.	206,900	121,651
Mitsui OSK Lines Ltd.	2,868,000	36,308
Nissan Motor Co., Ltd.	2,923,500	31,953
JFE Holdings, Inc.	511,000	25,659
Sumitomo Mitsui Financial Group, Inc.	3,222	23,877
Marubeni Corp.	3,377,000	23,696
Tokyo Electric Power Co.	870,700	22,570
Sharp Corp.	1,059,000	18,917
Mitsubishi Chemical Holdings Corp.	2,352,500	17,974
Komatsu Ltd.	658,900	17,696
Mitsui & Co., Ltd.	829,000	17,336
Central Japan Railway Co.	1,851	15,755
Fujitsu Ltd.	2,345,000	15,709
Nippon Steel Corp.	2,547,000	15,612
Orix Corp.	82,120	13,831
Toshiba Corp.	1,807,000	13,354
Kyushu Electric Power Co., Inc.	507,200	12,468
Nikon Corp.	336,000	11,446
Toyota Motor Corp.	213,600	11,392
Nippon Yusen Kabushiki Kaisha Co.	1,423,000	11,226
Isuzu Motors Ltd.	2,492,000	11,203
Nippon Mining Holdings Inc.	1,310,000	8,320
Kao Corp.	190,000	5,720
Nippon Telegraph and Telephone Corp.	1,089	5,421
Makita Corp.	128,900	5,396
East Japan Railway Co.	631	5,197
West Japan Railway Co.	1,010	5,017
Leopalace21 Corp.	180,200	4,848
Kawasaki Kisen Kaisha Ltd.	467,000	4,540
Tokyo Gas Co., Ltd.	964,000	4,509
Mitsubishi Corp.	160,700	4,355
Mitsubishi UFJ Financial Group	416,800	3,936
Sony Corp.	70,100	3,825
Secom Co., Ltd.	68,500	3,745
FamilyMart Co., Ltd.	114,900	3,603
Fuji Photo Film Co., Ltd.	83,600	3,504
Kirin Brewery Co., Ltd.	232,000	3,408
Takeda Pharmaceutical Co. Ltd.	56,900	3,329
KDDI Corp.	446	3,305
Mitsui Chemicals, Inc.	488,000	3,172
Mitsubishi Materials Corp.	720,000	3,044
Seven and I Holdings Co., Ltd.	103,300	3,005
Matsushita Electric Works, Ltd.	251,000	2,749
Itochu Corp.	272,000	2,628
Yamato Holdings Co., Ltd.	178,000	2,562
Namco Bandai Holdings Inc.	160,650	2,496
Nippon Sanso Corp.	264,000	2,484
^ Rengo Co., Ltd.	377,000	2,451
Bridgestone Corp.	135,700	2,399
TDK Corp.	32,100	2,368
Sumitomo Electric Industries Ltd.	146,400	2,312
Fukuoka Financial Group, Inc.	390,000	2,281
Sojitz Holdings Corp.	630,600	2,252
Mitsumi Electric Co., Ltd.	64,300	2,154
Ajinomoto Co., Inc.	189,000	2,142
Sekisui House Ltd.	200,000	2,141
Kawasaki Heavy Industries Ltd.	698,000	2,045
Nippon Oil Corp.	241,000	1,951
Marui Co., Ltd.	195,600	1,933
Dai-Nippon Printing Co., Ltd.	130,000	1,907
JS Group Corp.	119,000	1,901
Nisshin Steel Co.	547,000	1,893
Nippon Suisan Kaisha Ltd.	372,000	1,865
NTT DoCoMo, Inc.	1,090	1,797
Ricoh Co.	95,000	1,737
Tokyo Electron Ltd.	28,100	1,710
Shiseido Co., Ltd.	72,000	1,701
NEC Corp.	367,000	1,688
Nippon Meat Packers, Inc.	167,000	1,688
Sompo Japan Insurance Inc.	184,000	1,652
Astellas Pharma Inc.	37,300	1,620
Sumitomo Forestry Co.	218,000	1,578
Alfresa Holdings Corp.	25,700	1,552
Mizuho Trust & Banking Co., Ltd.	793,000	1,464
Tanabe Seiyaku Co., Ltd.	157,000	1,460
Rohm Co., Ltd.	16,300	1,416
Yamatake Corp.	50,000	1,354
Onward Kashiyama Co., Ltd.	126,000	1,291
Kinden Corp.	164,000	1,284
Sumitomo Trust & Banking Co., Ltd.	194,000	1,280
Bank of Yokohama Ltd.	181,000	1,263
Toyo Seikan Kaisha Ltd.	69,800	1,239
Hitachi Ltd.	162,000	1,205
Ryosan Co., Ltd.	48,500	1,195
Chiba Bank Ltd.	123,000	991
Toppan Forms Co., Ltd.	101,600	967
Mizuho Financial Group, Inc.	194	925
Tokyo Ohka Kogyo Co., Ltd.	35,400	786
Shimizu Corp.	176,000	765
Omron Corp.	30,300	714
Sumitomo Metal Mining Co.	42,000	711
NTT Data Corp.	159	705
Isetan Co.	49,000	661
Ohbayashi Corp.	107,000	535
Daifuku Co., Ltd.	36,000	508
Noritake Co., Ltd.	81,000	322
Fujitsu Fronttec Ltd.	32,700	261
Inabata & Co., Ltd.	49,000	251
Sankyo Co., Ltd.	3,500	162
Nisshinbo Industries, Inc.	12,000	146

		668,330

Luxembourg (0.5%)
ArcelorMittal	458,342	35,532

Malaysia (0.5%)
Bumiputra-Commerce Holdings Bhd.	3,882,519	12,783
Resorts World Bhd.	8,710,000	10,151
* Sime Darby Bhd.	2,564,257	9,227
AMMB Holdings Bhd.	2,245,000	2,560
British American Tobacco Bhd.	165,000	2,053
Malaysian Airline System Bhd.	733,333	1,074
Multi-Purpose Holdings Bhd.	1,531,000	1,064
* Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/09	254,000	109
* Malaysian Airlines System Cvt. Pfd.	183,333	58

		39,079

Mexico (0.9%)
Grupo Mexico SA de CV	3,001,018	18,846
America Movil SA de CV	6,072,908	18,629
Telefonos de Mexico SA	8,126,741	15,026
Grupo Financerio Banorte SA de CV	1,506,801	6,224
Grupo Televisa SA CPO	713,300	3,404
America Movil SA de CV Series L ADR	46,200	2,836
Telefonos de Mexico SA Class L ADR	32,000	1,179

		66,144

Netherlands (2.9%)
ING Groep NV	3,692,591	143,642
Heineken NV	509,220	32,832
* TomTom NV	195,829	14,766
ASML Holding NV	297,631	9,382
Koninklijke Boskalis Westminster NV	118,911	7,191
Koninklijke (Royal) Philips Electronics NV	134,171	5,740
Koninklijke KPN NV	293,054	5,330
Wolters Kluwer NV	110,737	3,637
Vedior NV	48,900	1,243

		223,763

New Zealand (0.0%)
Fletcher Building Ltd.	257,862	2,275
Telecom Corp. of New Zealand Ltd.	416,460	1,391
PGG Wrightson Ltd.	61,196	104

		3,770

Norway (0.4%)
Statoil ASA	768,750	23,717
Petroleum Geo-Services ASA	117,750	3,391
DnB NOR ASA	216,900	3,299
Golden Ocean Group Ltd.	213,800	1,329

		31,736

Pakistan (0.0%)
Arif Habib Securities Ltd.	835,000	2,347
* The Bank of Punjab	620,950	985
* Arif Habib Bank Ltd.	83,500	47

		3,379

Philippines (0.8%)
Ayala Corp.	1,727,551	23,338
Globe Telecom, Inc.	419,400	15,867
Philippine Long Distance Telephone Co.	101,200	7,745
ABS-CBN Broadcasting Corp.	7,875,400	6,244
Jollibee Foods Corp.	2,574,900	3,215
* Benpres Holdings Corp.	15,641,000	1,709
Banco De Oro	951,800	1,385
DMCI Holdings, Inc.	5,230,000	1,201

		60,704

Portugal (0.0%)
Galp Energia, SGPS, SA	82,443	2,226

Russia (3.1%)
LUKOIL Sponsored ADR	1,343,220	115,681
Mobile TeleSystems ADR	1,077,526	109,681
OAO Vimpel-Communications Sponsored ADR	160,200	6,664
Novolipetsk Steel GDR	106,116	4,324

		236,350

Singapore (0.4%)
Great Eastern Holdings Ltd.	697,000	8,022
* STATS ChipPAC Ltd.	6,993,000	7,750
Neptune Orient Lines Ltd.	2,389,000	6,422
Keppel Corp., Ltd.	529,000	4,714
* GuocoLeisure Ltd.	4,553,000	3,112
Singapore Airlines Ltd.	186,600	2,242
United Industrial Corp., Ltd.	377,000	715
* Yongnam Holdings Ltd.	3,261,000	670
Yellow Pages (Singapore) Ltd.	704,000	497

		34,144

South Africa (0.9%)
Hosken Consolidated Investments Ltd.	1,103,148	12,671
Sun International Ltd.	461,887	9,875
Anglo American PLC	132,263	8,026
Sanlan Ltd.	2,096,100	6,979
RMB Holdings Ltd.	1,550,600	6,728
Standard Bank Group Ltd.	446,000	6,535
Nedbank Group Ltd.	271,805	5,438
FirstRand Ltd.	1,329,636	3,835
Anglo Platinum Ltd.	18,000	2,655
City Lodge Hotels Ltd.	83,078	998
Gold Fields Ltd.	62,340	897
JD Group Ltd.	88,246	659
New Clicks Holdings Ltd.	301,750	642
AngloGold Ltd.	14,670	630
Discovery Holdings, Ltd.	74,638	297
Mondi Ltd.	14,534	137

		67,002

South Korea (2.1%)
KT Corp.	669,220	34,961
Hana Financial Group Inc.	307,000	16,483
Hynix Semiconductor Inc.	440,400	12,062
Samsung Electronics Co., Ltd.	17,190	10,116
POSCO	16,700	10,090
Mirae Asset Securities Co., Ltd.	54,276	9,808
Samsung Electronics Co., Ltd. Pfd.	18,000	8,167
Honam Petrochemical Corp.	66,197	7,353
Hyundai Mobis	73,830	6,822
Kookmin Bank	90,500	6,671
Hyundai Motor Co., Ltd.	79,700	6,040
Woori Finance Holdings Co., Ltd.	253,640	5,091
* LG Corp.	62,380	4,595
Industrial Bank of Korea	234,690	4,379
Shinhan Financial Group Ltd.	71,490	4,055
Hyundai Heavy Industries Co., Inc.	6,548	3,052
Hyundai Motor Co., Ltd. 2nd Pfd.	77,640	2,831
Daishin Securities Co.	67,714	2,107
Korea Investment Holdings Co., Ltd.	21,295	1,813
Korea Iron & Steel Co., Ltd.	4,000	362
Korea Electric Power Corp.	5,000	210

		157,068

Spain (0.9%)
Banco Santander Central Hispano SA	847,073	18,264
Repsol YPF SA	419,200	14,929
Acciona SA	36,700	11,544
Acerinox SA	249,170	6,093
Telefonica SA	157,607	5,100
Banco Popular Espanol SA	293,610	4,996
Iberia (Linea Aerea Espana)	448,913	1,946
* Sogecable SA	37,566	1,498
Prosegur Cia de Seguridad SA (Registered)	37,100	1,316
Viscofan SA	60,700	1,269

		66,955

Sweden (2.0%)
Volvo AB B Shares	4,915,110	82,240
Scania AB - B Shares	761,300	18,069
Electrolux AB Series B	643,300	10,670
Alfa Laval AB	180,900	10,157
Skandinaviska Enskilda Banken AB A Shares	296,800	7,577
Svenska Handelsbanken AB A Shares	176,100	5,629
Assa Abloy AB	218,200	4,376
Svenska Cellulosa AB-B	231,180	4,083
Telefonaktiebolaget LM Ericsson AB Class B	1,544,700	3,615
Atlas Copco AB - A Shares	120,000	1,784
Kinnevik Investment AB Class B Shares	71,000	1,598
Hoganas AB B Shares	59,090	1,250
Modern Times Group AB B Shares	17,020	1,181
* SAS AB	88,700	1,133
TeliaSonera AB	76,500	715

		154,077

Switzerland (1.2%)
ABB Ltd.	960,116	27,682
Credit Suisse Group (Registered)	442,700	26,649
Cie. Financiere Richemont AG	109,600	7,488
Novartis AG (Registered)	100,840	5,515
Roche Holdings AG	25,440	4,398
* Logitech International SA	113,520	4,146
Geberit AG	29,340	3,997
Adecco SA (Registered)	60,800	3,268
Zurich Financial Services AG	11,092	3,255
Publigroupe SA	3,540	1,146
Swatch Group AG (Bearer)	3,699	1,112
Sonova Holding AG	9,680	1,087
Georg Fischer AG (Registered)	1,074	661

		90,404

Taiwan (0.9%)
Compal Electronics Inc.	9,458,935	10,300
AU Optronics Corp.	4,520,194	8,717
United Microelectronics Corp.	13,101,202	8,139
Taiwan Semiconductor Manufacturing Co., Ltd.	4,216,267	7,994
Chunghwa Telecom Co., Ltd.	3,780,258	6,875
Siliconware Precision Industries Co.	3,503,978	6,155
Asustek Computer Inc.	1,687,000	5,020
China Steel Corp.	3,683,280	4,900
Formosa Chemicals & Fibre Corp.	1,871,000	4,756
Nan Ya Plastic Corp.	865,000	2,273
Taiwan Cellular Corp.	1,407,000	1,873
Universal Scientific Industrial Co., Ltd.	1,891,838	1,098
Advanced Semiconductor Engineering Inc.	1,021,659	1,018
Mosel Vitelic Inc.	1,142,270	937
U-Ming Marine Transport Corp.	249,000	680
Ruentex Development Co., Ltd.	642,000	529

		71,264

Thailand (0.7%)
PTT Chemical Public Co. Ltd. (Foreign)	2,017,400	22,519
Advanced Info Service Public Co. Ltd. (Foreign)	2,826,000	8,179
Siam Cement Public Co. Ltd. Non-Voting Depositary Receipt	986,200	6,792
Siam Cement Public Co. Ltd. (Foreign)	664,300	4,585
Kasikornbank Public Co. Ltd. (Foreign)	1,701,900	4,378
MBK Development Public Co. Ltd. (Foreign)	813,400	1,690
Land and Houses Public Co. Ltd. (Foreign)	5,830,000	1,544
Thanachart Capital Public Co. Ltd. (Foreign)	2,652,700	1,150
GMM Grammy Public Co. Ltd. Non-Voting Depositary Receipt	2,917,000	853
* PTT Aromatics & Refining Public Co. Ltd. (Foreign)	645,531	827
Post Publishing Public Co. Ltd. (Foreign)	1,300,000	197
GMM Grammy Public Co. Ltd. (Foreign)	642,000	188
Matichon PLC (Foreign)	625,000	149

		53,051

Turkey (1.1%)
Eregli Demir ve Celik Fabrikalari A.S.	2,477,355	21,713
Tupras-Turkiye Petrol Rafinerileri A.S.	666,109	19,415
Turkiye Garanti Bankasi A.S.	1,862,797	16,623
* Dogan Sirketler Grubu Holding A.S.	3,348,725	6,321
* Petkim Petrokimya Holding A.S.	729,730	5,344
Turkcell Iletisim Hizmetleri A.S.	387,318	4,254
Akbank T.A.S.	273,845	2,023
Turkiye Vakiflar Bankasi TAO	491,188	1,728
* Turk Hava Yollari Anonim Ortakligi	214,195	1,570
Anadolu Efes Biracilik ve Malt Sanayii A.S.	64,408	761

		79,752

United Kingdom (8.2%)
Royal Dutch Shell PLC Class A (Amsterdam Shares)	3,857,340	162,339
AstraZeneca Group PLC	1,239,270	53,210
Vodafone Group PLC	9,531,537	35,693
BT Group PLC	5,408,900	29,147
Xstrata PLC	287,490	20,124
Royal Bank of Scotland Group PLC	2,243,956	19,764
Antofagasta PLC	1,359,081	19,220
HBOS PLC	1,148,550	16,660
Barclays PLC	1,534,100	15,455
Kazakhmys PLC	554,652	14,970
Rio Tinto PLC	131,600	13,816
BP PLC	1,089,600	13,282
Associated British Foods PLC	710,900	12,650
Aviva PLC	936,037	12,444
GlaxoSmithKline PLC	458,700	11,621
BAE Systems PLC	865,690	8,570
ITV PLC	5,005,635	8,462
* British Airways PLC	1,338,058	8,159
Shire PLC	342,352	7,853
ICAP PLC	544,600	7,829
Home Retail Group	1,183,400	7,672
Reckitt Benckiser Group PLC	131,890	7,645
Cable and Wireless PLC	1,918,800	7,062
Capita Group PLC	508,838	7,037
Tesco PLC	699,500	6,638
British Energy Group PLC	586,000	6,401
Diageo PLC	292,528	6,264
Arriva PLC	394,733	6,131
Reed Elsevier PLC	440,100	5,896
Royal Dutch Shell PLC Class B	141,322	5,877
The Sage Group PLC	1,127,900	5,140
Intertek Testing Services PLC	260,964	5,139
* Thomas Cook Group PLC	835,166	4,626
Stagecoach Group PLC	806,607	4,521
Informa PLC	441,900	4,043
* TUI Travel PLC	651,778	3,802
Carnival PLC	76,414	3,352
Compass Group PLC	548,835	3,341
Enodis PLC	977,497	3,079
WPP Group PLC	235,300	3,007
* Invensys PLC	668,157	2,992
Rexam PLC	313,600	2,605
Enterprise Inns PLC	267,520	2,587
Provident Financial PLC	153,038	2,520
Smiths Group PLC	95,607	1,913
Bunzl PLC	128,533	1,813
Amec PLC	108,180	1,804
Hays PLC	650,560	1,501
International Personal Finance	381,356	1,442
Rolls-Royce Group PLC	109,850	1,189
Ladbrokes PLC	186,223	1,186
Homeserve PLC	31,010	1,030
Royal & Sun Alliance Insurance Group PLC	343,000	999
Devro PLC	365,700	671
Northgate PLC	36,390	554
Daily Mail and General Trust PLC	43,060	424
* Sportingbet PLC	410,100	423
Mondi PLC (South African Shares)	36,336	315
HMV Group PLC	116,800	277
Kier Group PLC	3,500	100

		624,286

United States (34.5%)
Consumer Discretionary (4.6%)
* DIRECTV Group, Inc.	1,835,600	42,439
* Cablevision Systems NY Group Class A	1,453,100	35,601
CBS Corp.	661,900	18,037
* Liberty Global, Inc. Class A	444,660	17,426
Clear Channel Communications, Inc.	499,900	17,257
* Priceline.com, Inc.	150,200	17,252
Macy's Inc.	614,500	15,897
* Liberty Global, Inc. Series C	411,560	15,059
Darden Restaurants Inc.	542,659	15,037
Hasbro, Inc.	546,514	13,980
Sotheby's	345,889	13,178
Time Warner, Inc.	723,900	11,952
* Amazon.com, Inc.	108,600	10,061
* EchoStar Communications Corp. Class A	253,000	9,543
*^ Blue Nile Inc.	137,500	9,358
VF Corp.	136,000	9,338
American Greetings Corp. Class A	431,800	8,766
Eastman Kodak Co.	385,700	8,435
* Discovery Holding Co. Class A	284,850	7,161
Tempur-Pedic International Inc.	242,646	6,302
* Jack in the Box Inc.	225,056	5,800
* Marvel Entertainment, Inc.	215,648	5,760
* Liberty Media Corp.-Capital Series A	44,225	5,152
* Liberty Media Corp.-Interactive Series A	221,126	4,219
* Lear Corp.	136,084	3,764
* Fleetwood Enterprises, Inc.	556,600	3,328
Black & Decker Corp.	46,000	3,204
Idearc Inc.	172,100	3,022
PRIMEDIA Inc.	345,466	2,936
* Hanesbrands Inc.	97,600	2,652
CBS Corp. Class A	86,000	2,337
Pulte Homes, Inc.	206,200	2,173
* Blockbuster Inc. Class B	586,700	2,018
KB Home	77,700	1,678
* 99 Cents Only Stores	135,099	1,075
* Sun-Times Media Group, Inc.	213,700	470
The Pep Boys (Manny, Moe & Jack)	39,700	456
Comcast Corp. Special Class A	3,872	70
Consumer Staples (3.4%)
The Kroger Co.	2,827,700	75,528
Carolina Group	671,043	57,240
Altria Group, Inc.	606,800	45,862
Costco Wholesale Corp.	532,700	37,161
Safeway, Inc.	447,500	15,309
Sara Lee Corp.	824,300	13,238
Alberto-Culver Co.	241,934	5,937
* NBTY, Inc.	80,800	2,214
* Fresh Del Monte Produce Inc.	65,718	2,207
*^ USANA Health Sciences, Inc.	50,600	1,876
^ Imperial Sugar Co.	76,700	1,440
Energy (5.3%)
Marathon Oil Corp.	2,580,500	157,049
ExxonMobil Corp.	710,800	66,595
Tesoro Corp.	1,020,063	48,657
Chevron Corp.	447,500	41,765
ConocoPhillips Co.	335,300	29,607
Tidewater Inc.	536,700	29,443
* National Oilwell Varco Inc.	209,700	15,405
Baker Hughes, Inc.	63,200	5,125
*^ USEC Inc.	349,400	3,145
* SEACOR Holdings Inc.	17,600	1,632
*^ Bolt Technology Corp.	28,760	1,092
* Gulfmark Offshore, Inc.	18,600	870
Financials (6.5%)
MetLife, Inc.	953,400	58,749
The Chubb Corp.	884,100	48,254
JPMorgan Chase & Co.	774,700	33,816
The Travelers Cos., Inc.	588,800	31,677
The Hartford Financial Services Group Inc.	344,470	30,034
* Berkshire Hathaway Inc. Class B	5,063	23,978
Merrill Lynch & Co., Inc.	391,600	21,021
Citigroup, Inc.	634,500	18,680
Morgan Stanley	340,600	18,089
Assurant, Inc.	244,400	16,350
The Goldman Sachs Group, Inc.	75,600	16,258
W.R. Berkley Corp.	541,400	16,139
XL Capital Ltd. Class A	282,182	14,197
Bank of America Corp.	311,500	12,852
Fannie Mae	311,000	12,434
ACE Ltd.	195,450	12,075
Axis Capital Holdings Ltd.	279,077	10,876
Freddie Mac	316,300	10,776
* Arch Capital Group Ltd.	137,303	9,659
PartnerRe Ltd.	93,413	7,709
Genworth Financial Inc.	269,900	6,869
Moody's Corp.	184,000	6,569
Lazard Ltd. Class A	148,700	6,049
Mercury General Corp.	114,000	5,678
RenaissanceRe Holdings Ltd.	90,956	5,479
American Express Co.	99,397	5,171
American International Group, Inc.	84,900	4,950
Federated Investors, Inc.	87,400	3,597
Washington Mutual, Inc.	259,700	3,535
* CB Richard Ellis Group, Inc.	154,600	3,332
* First Federal Financial Corp.	83,352	2,986
MBIA, Inc.	158,800	2,958
Countrywide Financial Corp.	257,300	2,300
MGIC Investment Corp.	102,000	2,288
Fidelity National Financial, Inc Class A	134,600	1,966
* 1J.G. Wentworth Inc.	147,900	1,775
Endurance Specialty Holdings Ltd.	30,273	1,263
Ameriprise Financial, Inc	21,459	1,183
American Financial Group, Inc.	32,550	940
Health Care (2.9%)
UnitedHealth Group Inc.	921,500	53,631
AmerisourceBergen Corp.	1,076,271	48,292
Pfizer Inc.	1,519,200	34,531
* King Pharmaceuticals, Inc.	2,036,070	20,849
McKesson Corp.	310,000	20,308
Merck & Co., Inc.	164,300	9,547
CIGNA Corp.	142,000	7,630
Schering-Plough Corp.	262,600	6,996
* WellPoint Inc.	77,800	6,825
Bristol-Myers Squibb Co.	206,900	5,487
* WellCare Health Plans Inc.	100,800	4,275
* Alpharma, Inc. Class A	76,400	1,539
Industrials (4.2%)
Cummins Inc.	529,400	67,430
* Terex Corp.	536,939	35,207
Parker Hannifin Corp.	438,250	33,005
General Electric Co.	685,300	25,404
Northrop Grumman Corp.	219,400	17,254
* Kansas City Southern	368,700	12,657
Pitney Bowes, Inc.	303,500	11,545
Ingersoll-Rand Co.	240,900	11,195
^ Excel Maritime Carriers, Ltd.	250,378	10,063
Watson Wyatt & Co. Holdings	197,500	9,166
Viad Corp.	252,500	7,974
* Superior Essex Inc.	329,100	7,898
* US Airways Group Inc.	519,500	7,642
Eaton Corp.	72,600	7,039
SPX Corp.	67,800	6,973
Robbins & Myers, Inc.	78,600	5,944
* AMR Corp.	414,300	5,813
Raytheon Co.	92,400	5,609
L-3 Communications Holdings, Inc.	46,100	4,884
Genco Shipping and Trading Ltd.	87,661	4,800
* Northwest Airlines Corp.	301,300	4,372
Precision Castparts Corp.	26,700	3,703
* GrafTech International Ltd.	183,058	3,249
The Manitowoc Co., Inc.	61,906	3,023
* Continental Airlines, Inc. Class B	115,100	2,561
* TBS International Ltd.	69,541	2,299
Deluxe Corp.	35,956	1,183
Horizon Lines Inc.	54,400	1,014
*^ Ascent Solar Technologies, Inc.	4,475	111
* Northwest Airlines Corp. Class A	270,500	-
Information Technology (3.4%)
International Business Machines Corp.	805,700	87,096
MasterCard, Inc. Class A	143,200	30,817
Hewlett-Packard Co.	361,600	18,254
Microsoft Corp.	482,700	17,184
* Flextronics International Ltd.	1,245,405	15,020
Accenture Ltd.	408,471	14,717
Xerox Corp.	832,900	13,485
* Lexmark International, Inc.	336,691	11,737
* Sun Microsystems, Inc.	599,525	10,869
* Gartner, Inc. Class A	583,300	10,243
* DST Systems, Inc.	77,300	6,381
* LSI Corp.	1,135,231	6,028
* Dell Inc.	245,700	6,022
* LAM Research Corp.	117,100	5,062
* Novatel Wireless, Inc.	115,400	1,869
* Forrester Research, Inc.	37,000	1,037
* Aspen Technologies, Inc.	48,800	792
Materials (3.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,230,300	126,032
Nucor Corp.	460,700	27,283
Cleveland-Cliffs Inc.	239,599	24,152
CF Industries Holdings, Inc.	198,193	21,813
Dow Chemical Co.	506,900	19,982
United States Steel Corp.	126,400	15,283
Steel Dynamics, Inc.	188,000	11,199
Scotts Miracle-Gro Co.	250,900	9,389
Telecommunication Services (0.4%)
Sprint Nextel Corp.	1,071,000	14,062
* NII Holdings Inc.	129,900	6,277
* Cincinnati Bell Inc.	1,081,700	5,138
Embarq Corp.	57,400	2,843
* Golden Telecom, Inc.	26,500	2,675
*^ Level 3 Communications, Inc.	868,200	2,639
Utilities(0.4%)
American Electric Power Co., Inc.	297,300	13,842
* Mirant Corp.	248,000	9,667
FirstEnergy Corp.	115,949	8,388
OGE Energy Corp.	47,200	1,713

		2,621,018

Total Common Stocks
(Cost $6,115,079)		7,179,419

Temporary Cash Investments (6.1%)

Money Market Fund (5.8%)
2 Vanguard Market Liquidity Fund, 4.664%	443,919,844	443,920
	Face
	Amount
	($000)

U.S. Agency Obligations (0.3%)
3 Federal Home Loan Bank
4 4.519%, 1/18/08	7,000	6,987
4 4.714%, 2/15/08	5,000	4,970
3 Federal Home Loan Mortgage Corp.
4 4.310%, 2/11/08	5,000	4,973
3 Federal National Mortgage Assn.
4 4.711%, 2/27/08	5,000	4,962

		21,892

Total Temporary Cash Investments
(Cost $465,815)		465,812

Total Investments (100.5%)
(Cost $6,580,894)		7,645,231

Other Assets and Liabilities - Net (-0.5%)		(41,265)

Net Assets (100%)		7,603,966

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Restricted security represents 0.0% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $21,892,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $6,592,837,000. Net unrealized appreciation of investment securities for tax purposes was $1,052,394,000, consisting of unrealized gains of $1,458,661,000 on securities that had risen in value since their purchase and $406,267,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 1.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	349	128,886	(1,297)
FTSE 100 Index	532	68,358	1,048
Dow Jones EURO STOXX 50 Index	865	56,088	980
Topix Index	242	31,844	(2,116)
S&P ASX 200 Index	162	22,574	346
MSCI Taiwan Index	355	11,839	394

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At December 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date		Receive		Deliver	(Depreciation) ($000)

3/26/2008	EUR	38,225	USD	55,928	892
3/26/2008	GBP	21,629	USD	42,953	(202)
3/19/2008	JPY	3,556,982	USD	32,115	(96)
3/26/2008	AUD	25,940	USD	22,652	487

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Strategic Small-Cap Equity Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.0%)

Consumer Discretionary (12.6%)
Burger King Holdings Inc.	33,396	952
* Aeropostale, Inc.	35,900	951
Sotheby's	24,911	949
DeVry, Inc.	17,600	914
* DreamWorks Animation SKG, Inc.	33,700	861
Interactive Data Corp.	25,400	838
* Lear Corp.	30,100	833
* Big Lots Inc.	48,400	774
Phillips-Van Heusen Corp.	20,900	770
* Jack in the Box Inc.	29,800	768
Regal Entertainment Group Class A	40,000	723
* The Gymboree Corp.	23,600	719
Cinemark Holdings Inc.	40,400	687
CSS Industries, Inc.	18,600	683
Tempur-Pedic International Inc.	26,000	675
Bob Evans Farms, Inc.	23,587	635
Men's Wearhouse, Inc.	23,255	627
Snap-On Inc.	12,900	622
Brown Shoe Co., Inc.	38,555	585
*^ Jos. A. Bank Clothiers, Inc.	20,200	575
Movado Group, Inc.	22,703	574
* Chipotle Mexican Grill, Inc.	3,800	559
Ethan Allen Interiors, Inc.	19,428	554
Dover Downs Gaming & Entertainment, Inc.	48,928	550
American Greetings Corp. Class A	26,700	542
American Axle & Manufacturing Holdings, Inc.	29,100	542
Barnes & Noble, Inc.	15,700	541
*^ NutriSystem, Inc.	19,900	537
Meredith Corp.	9,400	517
* WMS Industries, Inc.	14,050	515
* Papa John's International, Inc.	22,415	509
Asbury Automotive Group, Inc.	32,657	491
Domino's Pizza, Inc.	36,912	488
Sealy Corp.	42,800	479
Blyth, Inc.	18,900	415
* The Dress Barn, Inc.	32,592	408
CBRL Group, Inc.	11,724	380
* Rent-A-Center, Inc.	25,900	376
* Aftermarket Technology Corp.	13,700	373
Stewart Enterprises, Inc. Class A	41,920	373
Oxford Industries, Inc.	13,900	358
Service Corp. International	25,490	358
International Speedway Corp.	8,500	350
* Denny's Corp.	93,100	349
* Harris Interactive Inc.	80,200	342
OfficeMax, Inc.	13,800	285
Ruby Tuesday, Inc.	25,798	252
World Wrestling Entertainment, Inc.	15,500	229
UniFirst Corp.	5,700	217
Cooper Tire & Rubber Co.	12,300	204
Lithia Motors, Inc.	14,320	197
Jackson Hewitt Tax Service Inc.	5,730	182
Sonic Automotive, Inc.	9,200	178
John Wiley & Sons Class A	4,100	176
* Gemstar-TV Guide International, Inc.	35,400	168
Sinclair Broadcast Group, Inc.	19,300	158
* Collective Brands, Inc.	8,903	155
* Dick's Sporting Goods, Inc.	4,800	133
* Town Sports International Holdings, Inc.	10,500	100
The Buckle, Inc.	2,748	91
* Hanesbrands Inc.	3,300	90
* The Warnaco Group, Inc.	1,700	59
Stage Stores, Inc.	3,700	55
* Scholastic Corp.	1,100	38
Harte-Hanks, Inc.	846	15

		29,603

Consumer Staples (3.2%)
Corn Products International, Inc.	24,805	911
Universal Corp. (VA)	16,200	830
* NBTY, Inc.	27,700	759
* Winn-Dixie Stores, Inc.	41,942	708
Nash-Finch Co.	20,000	706
Flowers Foods, Inc.	18,800	440
Alberto-Culver Co.	15,800	388
Longs Drug Stores, Inc.	8,200	385
Del Monte Foods Co.	36,761	348
* USANA Health Sciences, Inc.	9,300	345
Vector Group Ltd.	16,800	337
Sanderson Farms, Inc.	9,400	318
Herbalife Ltd.	7,200	290
J.M. Smucker Co.	5,300	273
Ruddick Corp.	5,381	187
* Alliance One International, Inc.	32,700	133
* Elizabeth Arden, Inc.	5,800	118

		7,476

Energy (8.0%)
Helmerich & Payne, Inc.	31,228	1,251
Tidewater Inc.	19,565	1,073
* Superior Energy Services, Inc.	26,053	897
* Global Industries Ltd.	40,700	872
* SEACOR Holdings Inc.	9,171	851
* Oil States International, Inc.	24,697	843
Holly Corp.	16,036	816
* Swift Energy Co.	18,429	813
* Unit Corp.	17,290	800
St. Mary Land & Exploration Co.	20,486	791
* Gulfmark Offshore, Inc.	16,900	791
* W-H Energy Services, Inc.	13,948	784
* Continental Resources, Inc.	27,600	721
* Parker Drilling Co.	92,800	701
* Bois d'Arc Energy, Inc.	33,800	671
* Rosetta Resources, Inc.	33,200	658
* Complete Production Services, Inc.	36,400	654
Frontier Oil Corp.	15,444	627
* Grey Wolf, Inc.	109,700	585
Delek US Holdings, Inc.	28,300	572
* Basic Energy Services Inc.	25,700	564
General Maritime Corp.	19,500	477
* Atwood Oceanics, Inc.	4,359	437
* Dawson Geophysical Co.	6,100	436
* Core Laboratories N.V.	3,300	412
* Cal Dive International, Inc.	28,700	380
Western Refining, Inc.	4,400	107
* Bristow Group, Inc.	900	51
* ATP Oil & Gas Corp.	900	45

		18,680

Financials (17.3%)
* Affiliated Managers Group, Inc.	9,600	1,128
Bank of Hawaii Corp.	20,200	1,033
Aspen Insurance Holdings Ltd.	34,100	983
Platinum Underwriters Holdings, Ltd.	27,400	974
Endurance Specialty Holdings Ltd.	23,100	964
FirstMerit Corp.	44,300	886
Reinsurance Group of America, Inc.	16,280	854
Zenith National Insurance Corp.	18,891	845
Webster Financial Corp.	25,408	812
Odyssey Re Holdings Corp.	21,900	804
IPC Holdings Ltd.	27,600	797
First Niagara Financial Group, Inc.	66,000	795
Trustmark Corp.	31,022	787
Rayonier Inc. REIT	15,820	747
United Bankshares, Inc.	26,000	729
* Interactive Brokers Group, Inc.	21,700	701
City Holding Co.	20,562	696
Apollo Investment Corp.	40,700	694
Max Re Capital Ltd.	23,300	652
Wilmington Trust Corp.	18,300	644
Raymond James Financial, Inc.	19,700	643
Old Second Bancorp, Inc.	23,700	635
Nationwide Health Properties, Inc. REIT	20,100	631
Cash America International Inc.	19,413	627
First Community Bancshares, Inc.	19,650	627
* Philadelphia Consolidated Holding Corp.	15,242	600
Taubman Co. REIT	12,110	596
Digital Realty Trust, Inc. REIT	14,810	568
The Hanover Insurance Group Inc.	12,400	568
City Bank Lynnwood (WA)	24,400	547
Mack-Cali Realty Corp. REIT	15,920	541
The Phoenix Cos., Inc.	44,700	531
*^ First Federal Financial Corp.	14,428	517
BancFirst Corp.	11,826	507
BRE Properties Inc. Class A REIT	12,140	492
* SVB Financial Group	9,500	479
Advanta Corp. Class B	58,450	472
^ Corus Bankshares Inc.	42,756	456
Highwood Properties, Inc. REIT	15,310	450
National Retail Properties REIT	19,000	444
Home Properties, Inc. REIT	9,500	426
Essex Property Trust, Inc. REIT	4,360	425
WSFS Financial Corp.	8,350	419
HRPT Properties Trust REIT	54,200	419
CBL & Associates Properties, Inc. REIT	17,110	409
Peoples Bancorp, Inc.	16,212	404
Equity Lifestyle Properties, Inc. REIT	8,700	397
Health Care Inc. REIT	8,500	380
Jones Lang LaSalle Inc.	5,270	375
Tanger Factory Outlet Centers, Inc. REIT	9,800	370
Pennsylvania REIT	12,370	367
Colonial Properties Trust REIT	16,170	366
American Campus Communities, Inc. REIT	13,200	354
Equity One, Inc. REIT	15,100	348
Saul Centers, Inc. REIT	6,300	337
Maguire Properties, Inc. REIT	11,080	327
Allied World Assurance Holdings, Ltd.	6,500	326
Great Southern Bancorp, Inc.	14,000	307
^ Frontier Financial Corp.	16,400	304
WesBanco, Inc.	14,700	303
Parkway Properties Inc. REIT	8,000	296
East West Bancorp, Inc.	12,200	296
Kite Realty Group Trust REIT	19,099	292
*^ Primus Guaranty, Ltd.	39,792	279
Federal Realty Investment Trust REIT	3,070	252
Glimcher Realty Trust REIT	17,600	252
GMH Communities Trust REIT	45,500	251
Old National Bancorp	16,740	250
Cousins Properties, Inc. REIT	11,300	250
* EZCORP, Inc.	21,639	244
Sun Communities, Inc. REIT	11,400	240
Camden Property Trust REIT	4,400	212
Senior Housing Properties Trust REIT	9,000	204
Post Properties, Inc. REIT	5,260	185
Potlatch Corp. REIT	4,000	178
Bank Mutual Corp.	15,600	165
Brandywine Realty Trust REIT	9,070	163
Sunstone Hotel Investors, Inc. REIT	7,600	139
Alexandria Real Estate Equities, Inc. REIT	1,300	132
Thornburg Mortgage, Inc. REIT	14,170	131
LaSalle Hotel Properties REIT	4,100	131
Realty Income Corp. REIT	4,800	130
Strategic Hotels and Resorts, Inc. REIT	7,600	127
MCG Capital Corp.	9,500	110
American Financial Realty Trust REIT	13,400	107
Montpelier Re Holdings Ltd.	5,800	99
U-Store-It Trust REIT	9,900	91
Independent Bank Corp. (MA)	3,300	90
Downey Financial Corp.	2,836	88
FelCor Lodging Trust, Inc. REIT	5,010	78
Franklin Street Properties Corp. REIT	5,270	78
Republic Bancorp, Inc. Class A	4,700	78
Central Pacific Financial Co.	4,200	78
Mid-America Apartment Communities, Inc. REIT	1,670	71
Friedman, Billings, Ramsey Group, Inc. REIT	16,600	52
Community Trust Bancorp Inc.	916	25
Washington Trust Bancorp, Inc.	700	18

		40,681

Health Care (12.0%)
* Pediatrix Medical Group, Inc.	16,740	1,141
* OSI Pharmaceuticals, Inc.	21,849	1,060
Perrigo Co.	30,200	1,057
* Onyx Pharmaceuticals, Inc.	18,300	1,018
* AMERIGROUP Corp.	25,900	944
West Pharmaceutical Services, Inc.	21,590	876
* Myriad Genetics, Inc.	18,700	868
Chemed Corp.	15,300	855
* PAREXEL International Corp.	17,532	847
* XenoPort, Inc.	14,982	837
Analogic Corp.	11,800	799
* Align Technology, Inc.	46,500	776
* Cubist Pharmaceuticals, Inc.	36,600	751
* K-V Pharmaceutical Co. Class A	25,943	740
* Molina Healthcare Inc.	19,006	736
* Healthspring, Inc.	38,300	730
Medicis Pharmaceutical Corp.	27,600	717
* Apria Healthcare Group Inc.	32,900	710
Mentor Corp.	17,400	680
* MedCath Corp.	27,652	679
Cooper Cos., Inc.	17,200	654
* Sun Healthcare Group Inc.	37,100	637
* Sciele Pharma, Inc.	30,384	621
* Psychiatric Solutions, Inc.	19,100	621
STERIS Corp.	20,400	588
* CONMED Corp.	24,900	575
Datascope Corp.	15,731	573
* BioMarin Pharmaceutical Inc.	15,546	550
* Haemonetics Corp.	8,595	542
* Enzo Biochem, Inc.	39,800	507
* MGI Pharma, Inc.	11,000	446
* Alkermes, Inc.	26,951	420
* Applera Corp.-Celera Genomics Group	25,300	401
Vital Signs, Inc.	7,546	386
* Bio-Rad Laboratories, Inc. Class A	3,606	374
* XOMA Ltd.	106,200	360
Ligand Pharmaceuticals Inc. Class B	73,100	353
* Immucor Inc.	10,200	347
* Omrix Biopharmaceuticals, Inc.	9,356	325
*^ Salix Pharmaceuticals, Ltd.	31,200	246
* Centene Corp.	8,700	239
LCA-Vision Inc.	10,000	200
* Alliance Imaging, Inc.	20,300	195
* Amedisys Inc.	3,800	184
* AMN Healthcare Services, Inc.	10,139	174
* PSS World Medical, Inc.	8,500	166
* Skilled Healthcare Group Inc.	10,300	151
* Emergent BioSolutions Inc.	28,700	145
* AmSurg Corp.	4,000	108
* Varian, Inc.	1,100	72
* eResearch Technology, Inc.	5,700	67
* Gentiva Health Services, Inc.	3,400	65
* Noven Pharmaceuticals, Inc.	4,500	62
* GTx, Inc.	2,100	30
Cambrex Corp.	2,300	19

		28,224

Industrials (16.1%)
* Corrections Corp. of America	39,900	1,177
Hubbell Inc. Class B	19,100	986
Lennox International Inc.	23,748	984
Trinity Industries, Inc.	35,160	976
* Kansas City Southern	26,700	917
* GrafTech International Ltd.	50,200	891
Belden Inc.	19,800	881
Triumph Group, Inc.	10,667	878
* Gardner Denver Inc.	26,600	878
GATX Corp.	23,700	869
Ryder System, Inc.	17,909	842
Acuity Brands, Inc.	18,542	834
Deluxe Corp.	25,000	822
The Toro Co.	15,009	817
* EMCOR Group, Inc.	33,300	787
Aircastle Ltd.	29,500	777
* TransDigm Group, Inc.	17,000	768
Steelcase Inc.	48,174	765
Genco Shipping and Trading Ltd.	13,900	761
* Columbus McKinnon Corp.	23,000	750
Kennametal, Inc.	19,734	747
* Republic Airways Holdings Inc.	37,300	731
* United Stationers, Inc.	15,741	727
Mueller Industries Inc.	25,000	725
^ HNI Corp.	19,700	691
Crane Co.	16,000	686
* AGCO Corp.	10,000	680
The Manitowoc Co., Inc.	13,800	674
* Perini Corp.	16,200	671
* United Rentals, Inc.	35,582	653
* Shaw Group, Inc.	10,800	653
* Spherion Corp.	87,040	634
* General Cable Corp.	8,600	630
* Ceradyne, Inc.	13,300	624
A.O. Smith Corp.	17,800	624
Regal-Beloit Corp.	13,084	588
* PHH Corp.	32,600	575
* TrueBlue, Inc.	39,707	575
Apogee Enterprises, Inc.	32,942	564
* TBS International Ltd.	16,900	559
* Thomas & Betts Corp.	11,320	555
* TeleTech Holdings, Inc.	24,800	527
* Rush Enterprises, Inc. Class A	27,198	494
* Old Dominion Freight Line, Inc.	21,300	492
Herman Miller, Inc.	14,854	481
Kelly Services, Inc. Class A	25,657	479
* Avis Budget Group, Inc.	31,400	408
Lincoln Electric Holdings, Inc.	5,665	403
* Consolidated Graphics, Inc.	7,653	366
* Genlyte Group, Inc.	3,661	348
Watson Wyatt & Co. Holdings	6,300	292
* NCI Building Systems, Inc.	9,500	274
* Waste Connections, Inc.	8,400	260
Walter Industries, Inc.	6,600	237
* Armstrong Worldwide Industries, Inc.	5,700	229
* Continental Airlines, Inc. Class B	10,212	227
Quintana Maritime Ltd.	8,300	191
Cascade Corp.	4,100	190
* Amerco, Inc.	2,856	187
* Alliant Techsystems, Inc.	1,600	182
* AirTran Holdings, Inc.	23,700	170
Robbins & Myers, Inc.	1,800	136
* Goodman Global, Inc.	4,100	101
Flowserve Corp.	900	86
Bowne & Co., Inc.	1,500	26
IKON Office Solutions, Inc.	1,508	20

		37,732

Information Technology (17.5%)
* Mettler-Toledo International Inc.	10,666	1,214
* CommScope, Inc.	22,400	1,102
* Equinix, Inc.	10,400	1,051
* Dolby Laboratories Inc.	20,080	998
* Sybase, Inc.	37,115	968
* ON Semiconductor Corp.	108,124	960
* Informatica Corp.	51,292	924
* SAIC, Inc.	45,500	915
* MICROS Systems, Inc.	12,974	910
* Vishay Intertechnology, Inc.	78,300	893
* Integrated Device Technology Inc.	77,200	873
* ANSYS, Inc.	20,800	862
* Tech Data Corp.	22,400	845
* Skyworks Solutions, Inc.	97,800	831
* Ciena Corp.	24,200	825
* Verigy Ltd.	30,000	815
Technitrol, Inc.	28,490	814
* Anixter International Inc.	12,800	797
* Plexus Corp.	30,265	795
* ManTech International Corp.	17,925	785
* ADC Telecommunications, Inc.	50,500	785
* Fairchild Semiconductor International, Inc.	54,200	782
* RF Micro Devices, Inc.	136,900	782
Methode Electronics, Inc. Class A	46,900	771
* Checkpoint Systems, Inc.	29,400	764
* Zoran Corp.	33,816	761
* Interwoven Inc.	53,528	761
Syntel, Inc.	19,352	745
MAXIMUS, Inc.	18,700	722
TNS Inc.	40,200	714
* Dycom Industries, Inc.	26,200	698
* SAVVIS, Inc.	24,797	692
* SPSS, Inc.	17,960	645
* Varian Semiconductor Equipment Associates, Inc.	16,200	599
* Amkor Technology, Inc.	70,265	599
* Vignette Corp.	41,000	599
* Starent Networks Corp.	32,500	593
United Online, Inc.	49,800	589
* Synopsys, Inc.	22,700	589
* Insight Enterprises, Inc.	31,900	582
* j2 Global Communications, Inc.	27,400	580
* Emulex Corp.	34,370	561
* Mattson Technology, Inc.	64,200	550
* MPS Group, Inc.	49,250	539
* Lawson Software, Inc.	50,000	512
* Omniture, Inc.	14,800	493
* CSG Systems International, Inc.	33,184	488
* Quest Software, Inc.	23,100	426
* JDA Software Group, Inc.	20,600	421
* Arris Group Inc.	40,969	409
* S1 Corp.	51,618	377
Agilysys, Inc.	24,905	376
MoneyGram International, Inc.	23,976	369
* ANADIGICS, Inc.	31,300	362
* Asyst Technologies, Inc.	105,700	344
* Brocade Communications Systems, Inc.	45,900	337
* Mentor Graphics Corp.	25,907	279
* Coherent, Inc.	11,058	277
* Credence Systems Corp.	109,900	266
Broadridge Financial Solutions LLC	11,600	260
Jack Henry & Associates Inc.	6,600	161
CTS Corp.	14,900	148
* CMGI, Inc.	9,300	122
* Riverbed Technology, Inc.	4,300	115
* Semtech Corp.	7,200	112
* Sykes Enterprises, Inc.	5,400	97
* Manhattan Associates, Inc.	3,100	82
* Mastec Inc.	6,400	65
* Comtech Telecommunications Corp.	900	49
* VASCO Data Security International, Inc.	1,200	34

		41,160

Materials (6.3%)
CF Industries Holdings, Inc.	12,800	1,409
* Terra Industries, Inc.	26,500	1,266
Cytec Industries, Inc.	16,300	1,004
RPM International, Inc.	45,000	914
* OM Group, Inc.	15,600	898
Greif Inc. Class A	13,434	878
Kaiser Aluminum Corp.	10,600	842
Rock-Tenn Co.	28,200	717
Steel Dynamics, Inc.	11,466	683
Celanese Corp. Series A	16,022	678
* AK Steel Holding Corp.	14,360	664
Commercial Metals Co.	22,000	646
* Buckeye Technology, Inc.	51,100	639
Lubrizol Corp.	10,700	580
Silgan Holdings, Inc.	10,911	567
Metal Management, Inc.	12,200	555
Cleveland-Cliffs Inc.	4,723	476
Nalco Holding Co.	14,600	353
* Rockwood Holdings, Inc.	9,400	312
Worthington Industries, Inc.	15,400	275
Quanex Corp.	5,148	267
Eagle Materials, Inc.	5,555	197
* Headwaters Inc.	2,500	29

		14,849

Telecommunication Services (1.3%)
* Cincinnati Bell Inc.	160,300	761
* Syniverse Holdings Inc.	48,240	752
USA Mobility, Inc.	49,500	708
* Centennial Communications Corp. Class A	36,410	338
Alaska Communications Systems Holdings, Inc.	21,500	322
* Premiere Global Services, Inc.	9,400	140
NTELOS Holdings Corp.	4,100	122

		3,143

Utilities (4.7%)
Energen Corp.	19,644	1,262
Southern Union Co.	35,600	1,045
Atmos Energy Corp.	36,900	1,035
OGE Energy Corp.	25,000	907
Westar Energy, Inc.	34,900	905
Black Hills Corp.	20,500	904
Portland General Electric Co.	31,700	881
The Laclede Group, Inc.	20,100	688
UGI Corp. Holding Co.	24,300	662
ALLETE, Inc.	15,504	614
Northwest Natural Gas Co.	12,500	608
WGL Holdings Inc.	15,700	514
Great Plains Energy, Inc.	17,200	504
* El Paso Electric Co.	13,200	337
Vectren Corp.	9,610	279

		11,145

Total Common Stocks
(Cost $240,130)		232,693

Temporary Cash Investments (1.0%)

Money Market Fund (0.9%)
1 Vanguard Market Liquidity Fund, 4.664%	2,020,453	2,020
	Face
	Amount
	($000)
U.S. Agency Obligation (0.1%)
2 Federal Home Loan Bank
3 4.384%, 1/23/08	200	200

Total Temporary Cash Investments
(Cost $2,220)		2,220

Total Investments (100.0%)
(Cost $242,350)		234,913

Other Assets and Liabilities-Net (0.0%)		(109)

Net Assets (100%)		234,804

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $200,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $242,350,000. Net unrealized depreciation of investment securities for tax purposes was $7,437,000, consisting of unrealized gains of $21,319,000 on securities that had risen in value since their purchase and $28,756,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and -0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	26	2,008	(8)
Russell 2000 Index	2	772	28

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.